Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Total Recoverable Amount And Total Carrying Value Of CGUs To Which Goodwill Has Been Allocated, Are As Follows [Abstract]
Total recoverable amount	₩ 42,291,637
Total carrying value	37,775,928
Difference	₩ 4,515,709